Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,815,644)	$ (432,006)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expenses	4,366	32,982
Amortization of right of use assets	26,718	32,904
Share-based compensation	331,295	16,676
Share-based settlement expenses	479,174
Changes in operating assets and liabilities:
Other current assets	(8,221)
Amount due to related parties	236,803	295,441
Other payable and accrued expenses	86,269
Lease liabilities	511	4,160
Net cash used in operating activities	(658,729)	(49,843)
Cash flows from financing activities:
Subscription fee advanced from shareholders	1,750,000	300,000
Return of subscription fee to a shareholder	(100,000)
Payment of extension loans on behalf of the sponsor of a SPAC	(300,000)
Payment of extension loans on behalf of a third party	(315,000)
Payment of offering costs	(429,750)
Net cash provided by financing activities	605,250	300,000
Net increase in cash	(53,479)	250,157
Cash at beginning of period	250,386	229
Cash at end of period	196,907	250,386
Supplemental cash flow information
Cash paid for interest expense
Cash paid for income tax
Noncash financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		52,586
Transfer of advance of subscription fees from shareholders to equity	1,460,000	500,000
Issuance of ordinary shares to settle the liabilities due to a controlling shareholder	609,958
Issuance of ordinary shares to settle the liabilities due to a related party	$ 56,346